Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	June 30,	June 30,	December 31,
	2024	2023	2023
1 US$ = RMB
Spot rate	7.2672	7.2513	7.0999
Average rate	7.2151	6.9256	7.0809

Schedule of Earnings Per Share	Diluted income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.
	June 30, 2024	June 30, 2023
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$(1,902,348)	$794,354
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	12,607,981	11,150,898
Per share amount
Per share - basic and diluted	$(0.15)	$0.07

Schedule of Property, Plant and Equipment	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:
Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4 - 5 years
Office equipment	5 years
Tools	3 - 5 years
Electronic devices	3 - 5 years

Schedule of Net Revenue Segregated By Geographic Regions	The Company’s net revenue segregated by geographic regions is as follows:
	For the Six Months Ending June 30,
	2024	2023
PRC	$6,026,009	$6,724,804
Overseas	936,232	2,190,307
Total	$6,962,241	$8,915,111